FUTURE POLICY BENEFITS (Tables)	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
Schedule of Changes in the Liability for Future Policy Benefits
The reconciliation of the balances described in the table below to the “Future policy benefits” in the statements of financial position is as follows.

AS OF US$ MILLIONS	June 30, 2026	December 31, 2025
Future policy benefits:
Annuities	$48,519	$12,277
Life Insurance	1,934	1,917
Deferred profit liability:
Annuities	585	226
Life Insurance	101	99
Other contracts and VOBA liability(1)	1,881	1,730
Total future policy benefits	$53,020	$16,249
__________________________
(1)Balance as of June 30, 2026 includes VOBA liability of $139 million from our acquisition of Just.
The balances and changes in the liability for future policy benefits are as follows:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2026 US$ MILLIONS	Annuities	Life Insurance	Total
Present value of expected net premiums:
Balance, beginning of period	$—	$2,183	$2,183
Beginning balance at original discount rate	—	2,302	2,302
Effect of changes in cash flow assumptions	—	(17)	(17)
Effect of actual variances from expected experience	2	(7)	(5)
Adjusted beginning of period balance	2	2,278	2,280
Issuances	1,179	12	1,191
Interest accrual	4	46	50
Net premiums collected	(1,188)	(158)	(1,346)
Derecognitions (lapses and withdrawals)	3	—	3
Ending balance at original discount rate	—	2,178	2,178
Effect of changes in discount rate assumptions	—	(107)	(107)
Balance, end of period	$—	$2,071	$2,071

Present value of expected future policy benefits
Balance, beginning of period	$12,277	$4,100	$16,377
Beginning balance at original discount rate	12,425	4,459	16,884
Effect of changes in cash flow assumptions(1)	(143)	(53)	(196)
Effect of actual variances from expected experience	(120)	11	(109)
Adjusted beginning of period balance	12,162	4,417	16,579
Acquisition from business combination, net(2)	35,374	—	35,374
Issuances	1,226	12	1,238
Interest accrual	793	90	883
Benefit payments	(1,332)	(177)	(1,509)
Derecognitions (lapses and withdrawals)	9	—	9
Foreign currency translation	(118)	—	(118)
Ending balance at original discount rate	48,114	4,342	52,456
Effect of changes in discount rate assumptions	381	(337)	44
Effect of foreign currency translation on the effect of changes in discount rate assumptions	24	—	24
Balance, end of period	$48,519	$4,005	$52,524

Net liability for future policy benefits	48,519	1,934	50,453
Less: Reinsurance recoverables	82	(1,266)	(1,184)
Net liability for future policy benefits, after reinsurance recoverables	$48,601	$668	$49,269

Weighted average liability duration of future policy benefits (years)	9	13
Weighted average interest accretion rate	6%	5%
Weighted average current discount rate	6%	6%
__________________________
(1)For the three and six months ended June 30, 2026, the Company recognized liability remeasurement losses of $35 million and $60 million, respectively, from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.
(2)Net of $1.2 billion derecognition as a result of the effective settlement of a reinsurance arrangement in relation to our acquisition of Just. See Note 16 for further details.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30, 2025 US$ MILLIONS	Annuities	Life Insurance	Total
Present value of expected net premiums
Balance, beginning of period	$—	$2,353	$2,353
Beginning balance at original discount rate	—	2,507	2,507
Effect of changes in cash flow assumptions	—	65	65
Effect of actual variances from expected experience	(1)	(55)	(56)
Adjusted beginning of period balance	(1)	2,517	2,516
Issuances	742	5	747
Interest accrual	5	48	53
Net premiums collected	(749)	(148)	(897)
Derecognitions (lapses and withdrawals)	3	—	3
Ending balance at original discount rate	—	2,422	2,422
Effect of changes in discount rate assumptions	—	(114)	(114)
Balance, end of period	$—	$2,308	$2,308

Present value of expected future policy benefits
Balance, beginning of period	$10,287	$4,169	$14,456
Beginning balance at original discount rate	10,518	4,601	15,119
Effect of changes in cash flow assumptions(1)	15	77	92
Effect of actual variances from expected experience	(43)	(56)	(99)
Adjusted beginning of period balance	10,490	4,622	15,112
Issuances	745	5	750
Interest accrual	238	89	327
Benefit payments	(436)	(153)	(589)
Derecognitions (lapses and withdrawals)	28	—	28
Foreign currency translation	384	—	384
Ending balance at original discount rate	11,449	4,563	16,012
Effect of changes in discount rate assumptions	(162)	(360)	(522)
Balance, end of period	$11,287	$4,203	$15,490

Net liability for future policy benefits	11,287	1,895	13,182
Less: Reinsurance recoverables	(12)	(1,311)	(1,323)
Net liability for future policy benefits, after reinsurance recoverables	$11,275	$584	$11,859

Weighted average liability duration of future policy benefits (years)	7	14
Weighted average interest accretion rate	5%	5%
Weighted average current discount rate	5%	6%
__________________________
(1)For the three and six months ended June 30, 2025, the Company recognized liability remeasurement losses of $11 million and $31 million, respectively, from the net effect of the changes in cash flow assumptions, which were included in “Policyholder benefits and claims incurred” in the statements of operations.
The amounts of undiscounted and discounted expected gross premiums and future benefit payments follow:

AS OF JUN. 30 US$ MILLIONS	2026		2025
	Undiscounted	Discounted	Undiscounted	Discounted
Annuities:
Expected future benefit payments	$95,082	$48,519	$18,614	$11,262
Expected future gross premiums	—	—	—	—
Life Insurance:
Expected future benefit payments	$8,161	$4,005	$8,675	$4,203
Expected future gross premiums	4,978	2,938	5,482	3,259
Total:
Expected future benefit payments	$103,243	$52,524	$27,289	$15,465
Expected future gross premiums	4,978	2,938	5,482	3,259
The amount of revenue and interest recognized in the statements of operations follows:

FOR THE PERIODS ENDED JUN. 30 US$ MILLIONS	Three Months Ended				Six Months Ended
	Gross Premiums or Assessments		Interest Expense		Gross Premiums or Assessments		Interest Expense
	2026	2025	2026	2025	2026	2025	2026	2025
Annuities	$1,206	$338	$660	$105	$1,333	$761	$791	$221
Life Insurance	93	101	23	21	185	206	44	41